Borrowing Arrangements (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 12, 2021	Jan. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Mar. 12, 2020	Feb. 29, 2020	Nov. 30, 2019	Nov. 27, 2019
Line of Credit Facility [Line Items]
Restricted cash, noncurrent	$ 856			$ 1,006
Series C Preferred Stock Warrants [Member]
Line of Credit Facility [Line Items]
Class of warrant or right, number securities called by warrants or rights (in shares)						89,747	1,341,865	89,747	89,747
Class of warrant or right, exercise price of warrants or rights (in dollars per share)						$ 7.67			$ 7.67
Series D Preferred Stock Warrants [Member]
Line of Credit Facility [Line Items]
Class of warrant or right, number securities called by warrants or rights (in shares)						98,723
Class of warrant or right, exercise price of warrants or rights (in dollars per share)		$ 6.96				$ 6.96
Business Credit Card [Member] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	3,500		$ 5,000						$ 2,000
Debt instrument, covenant, required collateral amount	200		$ 200
Capital Agreement, 2019 | Notes Payable, Other Payables [Member]
Line of Credit Facility [Line Items]
Debt instrument, maximum borrowing capacity									50,000
Debt, long-term and short-term, combined amount				$ 0
Capital Agreement, 2019, Tranche One | Notes Payable, Other Payables [Member]
Line of Credit Facility [Line Items]
Debt instrument, maximum borrowing capacity									25,000
Capital Agreement, 2019, Tranche Two | Notes Payable, Other Payables [Member]
Line of Credit Facility [Line Items]
Debt instrument, maximum borrowing capacity									25,000
Letter of Credit [Member] | Line of Credit [Member]
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity					$ 3,500				$ 2,000
Proceeds from issuance of debt	800
Debt instrument, covenant, required collateral amount	800
Restricted cash, noncurrent	$ 800